Form N-1A Supplement	Nov. 30, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
LEGG MASON PARTNERS INVESTMENT TRUST
SUPPLEMENT DATED MAY 14, 2026
TO THE SUMMARY PROSPECTUS, PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
EACH DATED APRIL 1, 2026, OF
CLEARBRIDGE LARGE CAP GROWTH FUND (THE “FUND”)
Effective May 14, 2026, the following information supplements the Fund’s Summary Prospectus, Prospectus and SAI:
At the special meeting of shareholders of the Fund held on May 14, 2026, shareholders approved the proposals to: (1) change the Fund’s classification from a “diversified” fund to a “non-diversified” fund; and (2) authorize the Fund to rely on a “Manager of Managers” exemptive order, which would allow the Fund’s manager to appoint affiliated and unaffiliated subadvisers to provide subadvisory services to the Fund, without a shareholder vote, but subject to the approval of the Fund’s Board of Trustees.
As a result, effective May 14, 2026, the following changes are made to the Fund’s Summary Prospectus, Prospectus and SAI.
I.
The following is added to the end of the section of the Fund’s Summary Prospectus and Prospectus titled “Principal investment strategies” and to the end of the section of the Fund’s Prospectus titled “More on the fund’s investment strategies, investments and risks – Important Information”:

The fund is classified as “non‑diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.
II.
The following is added to the section of the Fund’s Summary Prospectus and Prospectus titled “Principal risks” and to the section of the Fund’s Prospectus titled “More on risks of investing in the fund”:

Non‑diversification risk. The fund is classified as “non‑diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent the fund invests its assets in a smaller number of issuers, the fund will be more susceptible to negative events affecting those issuers than a diversified fund.

ClearBridge Large Cap Growth Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
LEGG MASON PARTNERS INVESTMENT TRUST
SUPPLEMENT DATED MAY 14, 2026
TO THE SUMMARY PROSPECTUS, PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
EACH DATED APRIL 1, 2026, OF
CLEARBRIDGE LARGE CAP GROWTH FUND (THE “FUND”)
Effective May 14, 2026, the following information supplements the Fund’s Summary Prospectus, Prospectus and SAI:
At the special meeting of shareholders of the Fund held on May 14, 2026, shareholders approved the proposals to: (1) change the Fund’s classification from a “diversified” fund to a “non-diversified” fund; and (2) authorize the Fund to rely on a “Manager of Managers” exemptive order, which would allow the Fund’s manager to appoint affiliated and unaffiliated subadvisers to provide subadvisory services to the Fund, without a shareholder vote, but subject to the approval of the Fund’s Board of Trustees.
As a result, effective May 14, 2026, the following changes are made to the Fund’s Summary Prospectus, Prospectus and SAI.
I.
The following is added to the end of the section of the Fund’s Summary Prospectus and Prospectus titled “Principal investment strategies” and to the end of the section of the Fund’s Prospectus titled “More on the fund’s investment strategies, investments and risks – Important Information”:

The fund is classified as “non‑diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.
II.
The following is added to the section of the Fund’s Summary Prospectus and Prospectus titled “Principal risks” and to the section of the Fund’s Prospectus titled “More on risks of investing in the fund”:

Non‑diversification risk. The fund is classified as “non‑diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent the fund invests its assets in a smaller number of issuers, the fund will be more susceptible to negative events affecting those issuers than a diversified fund.